Other Accounts Receivable	12 Months Ended
Dec. 31, 2022
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 8:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2022	2021
	USD in thousands
Government authorities	1,127	1,278
Prepaid expenses and advances to suppliers	460	5,542
Other receivables	85	258
	1,672	7,078